Lease Arrangements	12 Months Ended
Dec. 31, 2015
Lease Arrangements [Abstract]
Lease Arrangements

13.Lease Arrangements

We have operating leases that cover our corporate office headquarters, various warehouse and office facilities, office equipment and transportation equipment. The remaining terms of these leases range from monthly to eleven years, and in most cases we expect that these leases will be renewed or replaced by other leases in the normal course of business. We have no significant capital leases as of December 31, 2015 or 2014.

The following is a summary of future minimum rental payments and sublease rentals to be received under operating leases that have initial or remaining noncancelable terms in excess of one year at December 31, 2015 (in thousands):

2016	$21,679
2017	15,815
2018	12,420
2019	8,697
2020	6,189
Thereafter	14,294
Total minimum rental payments	$79,094

Total rental expense incurred under operating leases for continuing operations follows (in thousands):

	For the Years Ended December 31,
	2015	2014	2013

Total rental expense	$40,021	$39,606	$38,992